Income tax expense (Tables)	12 Months Ended
Dec. 31, 2024
Income tax expense
Summary of income tax expense

	2024	2023	2022
	£m	£m	£m
Current tax expense	89	94	76
Adjustment in respect of previous periods	5	(8)	2
Total current tax	94	86	78
Deferred tax expense/(credit)	11	30	(3)
Deferred tax adjustment in respect of previous periods	(7)	(4)	(11)
Total deferred tax	4	26	(14)
Total income tax expense	98	112	64

Summary of reconciliation between income tax expense and accounting loss

	2024	2023	2022
	£m	£m	£m
Profit before tax	405	493	296
Tax calculated at domestic tax rates applicable to profits in the respective countries	101	123	69
Adjustment in respect of previous periods	(2)	(12)	(9)
Amounts not (taxable)/deductible for tax purposes – one-off and adjusting items	(1)	1	9
Expenses not deductible for tax purposes – other	6	6	3
Income not subject to tax	(2)	(2)	(5)
Impairment of goodwill	6	—	5
Deferred tax recognised on losses	(9)	(3)	(1)
Deferred tax impact of change in tax rates	(3)	—	(7)
Provisions utilised for which no deferred tax assets were recognised	2	—	(1)
Local business taxes	1	1	1
US BEAT liability	—	1	—
Tax credits	(1)	(2)	—
Other	—	(1)	—
Total tax expense	98	112	64